Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.6%
Debt Funds - 44.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	37,369	$1,924,877
iShares 10-20 Year Treasury Bond ETF	6,005	630,705
iShares 1-3 Year Treasury Bond ETF	32,444	2,653,270
iShares 1-5 Year Investment Grade Corporate Bond ETF	49,417	2,534,104
iShares 20+ Year Treasury Bond ETF	37,125	3,512,767
iShares 3-7 Year Treasury Bond ETF	25,658	2,971,453
iShares 5-10 Year Investment Grade Corporate Bond ETF	31,385	1,619,466
iShares 7-10 Year Treasury Bond ETF	8,306	786,246
iShares Core Total USD Bond Market ETF	88,418	4,030,977
iShares Core U.S. Aggregate Bond ETF	61,792	6,051,908
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,143	2,085,056
iShares J.P. Morgan USD Emerging Markets Bond ETF	17,948	1,609,397
iShares MBS ETF	60,990	5,636,696
iShares TIPS Bond ETF	11,116	1,193,970
Total Debt Funds		37,240,892
Equity Funds - 51.6%
iShares Core MSCI EAFE ETF	65,538	4,864,230
iShares Core S&P 500 ETF	41,838	21,995,492
iShares Core S&P Mid-Cap ETF	57,703	3,504,880
iShares Core S&P Small-Cap ETF	15,226	1,682,778
iShares Global Energy ETF	5,285	226,991
iShares MSCI EAFE Growth ETF	9,147	949,367
iShares MSCI EAFE Value ETF	16,030	872,032
iShares MSCI USA Momentum Factor ETF	6,499	1,217,588
iShares MSCI USA Quality Factor ETF	21,636	3,555,877
iShares S&P 500 Growth ETF	21,717	1,833,783
iShares S&P 500 Value ETF	6,764	1,263,583
iShares U.S. Technology ETF	12,103	1,634,631
Total Equity Funds		43,601,232
Total Exchange Traded Funds
(Cost - $63,292,510)		80,842,124

	Shares/ Principal	Fair Value
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
Dreyfus Government Cash Management, 5.20%(a)	3,050,996	$3,050,996
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(a)	802,667	802,667

Total Short-Term Investments (Cost - $3,853,663)		3,853,663
Total Investments - 100.2%
(Cost - $67,146,173)		$84,695,787
Other Assets Less Liabilities - Net (0.2)%		(147,843)
Total Net Assets - 100.0%		$84,547,944

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security